Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Strategic Municipal Opportunities Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 519
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	1,604
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,895
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 997